March 31, 1997
             THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS -
             DREYFUS PREMIER LIMITED TERM CALIFORNIA MUNICIPAL FUND
             DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND DREYFUS PREMIER LIMITED TERM NEW YORK MUNICIPAL FUND
                              SUPPLEMENT TO PROSPECTUS
                              DATED NOVEMBER 1, 1996
        THE FOLLOWING INFORMATION SUPPLEMENTS, SHOULD BE READ IN CONJUNCTION WITH, AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUNDS' PROSPECTUS.
        Effective March 31, 1997, the Funds' names changed from Premier Limited Term California Municipal Fund to Dreyfus Premier Limited Term California Municipal Fund, Premier Limited Term Massachusetts Municipal Fund to Dreyfus Premier Limited Term Massachusetts Municipal Fund and Premier Limited Term New York Municipal Fund to Dreyfus Premier Limited Term New York Municipal Fund.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE THIRD PARAGRAPH IN THE SECTION OF THE FUNDS' PROSPECTUS ENTITLED "SHAREHOLDER SERVICES _ AUTOMATIC WITHDRAWAL PLAN."
        No CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that the amounts withdrawn under the plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Automatic Withdrawal Plan. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed on an annual basis 12% of the value of the shareholder's account will be subject to a CDSC on the amounts exceeding 12% of the initial account value. Class C shares withdrawn pursuant to the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A shares where the sales load is imposed concurrently with withdrawals of Class A shares generally are undesirable.



(CONTINUED ON REVERSE SIDE)


        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE SECTION OF THE FUNDS' PROSPECTUS ENTITLED "HOW TO REDEEM FUND SHARES _
REINVESTMENT PRIVILEGE."
REINVESTMENT PRIVILEGE _ Upon written request, you may reinvest up to the number of Class A or Class B shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, a Class B shareholder's account will be credited with an amount equal to the CDSC previously paid upon redemption of the Class B shares reinvested. The Reinvestment Privilege may be exercised only once. LTSTs033197


                                                              March 31, 1997
                THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS -
                DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
                          SUPPLEMENT TO PROSPECTUS
                          DATED NOVEMBER 1, 1996
        THE FOLLOWING INFORMATION SUPPLEMENTS, SHOULD BE READ IN CONJUNCTION WITH, AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Effective March 31, 1997, the Fund's name changed from Premier Limited Term Municipal Fund to Dreyfus Premier Limited Term Municipal Fund.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE THIRD PARAGRAPH IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "SHAREHOLDER SERVICES _ AUTOMATIC WITHDRAWAL PLAN."
        No CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that the amounts withdrawn under the plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Automatic Withdrawal Plan. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed on an annual basis 12% of the value of the shareholder's account will be subject to a CDSC on the amounts exceeding 12% of the initial account value. Class C shares withdrawn pursuant to the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A shares where the sales load is imposed concurrently with withdrawals of Class A shares generally are undesirable.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW TO REDEEM FUND SHARES _ REINVESTMENT PRIVILEGE."
REINVESTMENT PRIVILEGE _ Upon written request, you may reinvest up to the number of Class A or Class B shares you have redeemed, within 45 days of


(CONTINUED ON REVERSE SIDE)
redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, a Class B shareholder's account will be credited with an amount equal to the CDSC previously paid upon redemption of the Class B shares reinvested. The Reinvestment Privilege may be exercised only once. 347s033197


                                                               March 31, 1997


                THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS -
           DREYFUS PREMIER LIMITED TERM CALIFORNIA MUNICIPAL FUND
          DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
            DREYFUS PREMIER LIMITED TERM NEW YORK MUNICIPAL FUND
                 DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
              Supplement to Statement of Additional Information
                           Dated November 1, 1996




      Effective March 31, 1997, the Funds' names changed from Premier Limited Term California Municipal Fund to Dreyfus Premier Limited Term California Municipal Fund, Premier Limited Term Massachusetts Municipal Fund to Dreyfus Premier Limited Term Massachusetts Municipal Fund, Premier Limited Term New York Municipal Fund to Dreyfus Premier Limited Term New York Municipal Fund and Premier Limited Term Municipal Fund to Dreyfus Premier Limited Term Municipal Fund.